Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 455,622		$ 759,957		$ 124,532
Cost of revenue	248,502		419,258		74,439
Gross profit	207,120		340,699		50,093
Operating Expenses:
Research and development	15,271	20,324	43,292	47,912	98,290	100,230
Sales and marketing	161,619	19,850	273,308	19,850
General and administrative	134,964	15,044	205,090	38,178	131,767	53,870
Loss on extinguishment of debt				21,299	21,299
Marketing					95,141
Total Operating Expenses	311,854	55,218	521,690	127,239	346,497	154,100
Net operating loss	(104,734)	(55,218)	(180,991)	(127,239)	(296,404)	(154,100)
Interest expense	7,593	6,632	18,022	13,030	30,984	12,416
Income taxes
Net loss	$ (112,327)	$ (61,850)	$ (199,013)	$ (140,269)	$ (327,388)	$ (166,516)
Basic and diluted net loss per share	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.03)
Weighted average shares outstanding (basic and diluted)	7,206,586	6,084,402	6,966,046	5,921,801	6,200,303	5,410,583